Financial Instruments - Risk Management - Summary of Risk Categories of Borrower Internal Grades (Detail) $ in Millions		Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)
Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	95
Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	90
Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	87
Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	85
Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	83
Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	80
Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	77
Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	75
Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	73
Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	70
Watch list [member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	30
Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	65
Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	60
Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	40
Default [member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	21
Non retail [member] | IRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	[2]	$ 443,258
Credit risk exposure at default undrawn commitments	[2]	87,081
Credit risk exposure at default other exposure	[2],[3]	147,788
Credit risk exposure default amount	[2]	678,127
Non retail [member] | IRB portfolio [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		$ 673,106
Non retail [member] | IRB portfolio [member] | Excluding residential mortgages [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	[2]	392,413
Credit risk exposure at default undrawn commitments	[2]	87,081
Credit risk exposure at default other exposure	[2],[3]	147,788
Credit risk exposure default amount	[2]	627,282
Non retail [member] | IRB portfolio [member] | Excluding residential mortgages [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		619,787
Non retail [member] | IRB portfolio [member] | Government guaranteed residential mortgages [Member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	[2],[4]	50,845
Credit risk exposure default amount	[2],[4]	50,845
Non retail [member] | IRB portfolio [member] | Government guaranteed residential mortgages [Member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2],[4]		53,319
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	[2]	144,086
Credit risk exposure at default undrawn commitments	[2]	1,557
Credit risk exposure at default other exposure	[2],[3]	39,788
Credit risk exposure default amount	[2]	$ 185,431
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		174,122
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	95
Credit risk exposure at default drawn	[2]	$ 36,203
Credit risk exposure at default undrawn commitments	[2]	13,422
Credit risk exposure at default other exposure	[2],[3]	30,882
Credit risk exposure default amount	[2]	$ 80,507
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		71,282
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	90
Credit risk exposure at default drawn	[2]	$ 15,314
Credit risk exposure at default undrawn commitments	[2]	12,067
Credit risk exposure at default other exposure	[2],[3]	28,875
Credit risk exposure default amount	[2]	$ 56,256
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		49,596
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	87
Credit risk exposure at default drawn	[2]	$ 26,472
Credit risk exposure at default undrawn commitments	[2]	13,771
Credit risk exposure at default other exposure	[2],[3]	16,458
Credit risk exposure default amount	[2]	$ 56,701
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		63,699
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	85
Credit risk exposure at default drawn	[2]	$ 25,166
Credit risk exposure at default undrawn commitments	[2]	10,987
Credit risk exposure at default other exposure	[2],[3]	8,758
Credit risk exposure default amount	[2]	$ 44,911
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		49,980
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	83
Credit risk exposure at default drawn	[2]	$ 43,384
Credit risk exposure at default undrawn commitments	[2]	11,155
Credit risk exposure at default other exposure	[2],[3]	5,924
Credit risk exposure default amount	[2]	$ 60,463
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		69,342
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	80
Credit risk exposure at default drawn	[2]	$ 39,476
Credit risk exposure at default undrawn commitments	[2]	10,262
Credit risk exposure at default other exposure	[2],[3]	5,810
Credit risk exposure default amount	[2]	$ 55,548
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		54,770
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	77
Credit risk exposure at default drawn	[2]	$ 25,637
Credit risk exposure at default undrawn commitments	[2]	6,542
Credit risk exposure at default other exposure	[2],[3]	4,824
Credit risk exposure default amount	[2]	$ 37,003
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		40,729
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	75
Credit risk exposure at default drawn	[2]	$ 20,174
Credit risk exposure at default undrawn commitments	[2]	4,373
Credit risk exposure at default other exposure	[2],[3]	4,556
Credit risk exposure default amount	[2]	$ 29,103
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		27,324
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	73
Credit risk exposure at default drawn	[2]	$ 7,913
Credit risk exposure at default undrawn commitments	[2]	1,464
Credit risk exposure at default other exposure	[2],[3]	756
Credit risk exposure default amount	[2]	$ 10,133
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		10,140
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	70
Credit risk exposure at default drawn	[2]	$ 4,137
Credit risk exposure at default undrawn commitments	[2]	1,216
Credit risk exposure at default other exposure	[2],[3]	707
Credit risk exposure default amount	[2]	$ 6,060
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		3,791
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	65
Credit risk exposure at default drawn	[2]	$ 907
Credit risk exposure at default undrawn commitments	[2]	60
Credit risk exposure at default other exposure	[2],[3]	43
Credit risk exposure default amount	[2]	$ 1,010
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		1,592
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	60
Credit risk exposure at default drawn	[2]	$ 876
Credit risk exposure at default undrawn commitments	[2]	109
Credit risk exposure at default other exposure	[2],[3]	171
Credit risk exposure default amount	[2]	$ 1,156
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		986
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	40
Credit risk exposure at default drawn	[2]	$ 910
Credit risk exposure at default undrawn commitments	[2]	75
Credit risk exposure at default other exposure	[2],[3]	134
Credit risk exposure default amount	[2]	$ 1,119
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		889
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors default [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	30
Credit risk exposure at default drawn	[2]	$ 276
Credit risk exposure at default undrawn commitments	[2]	9
Credit risk exposure at default other exposure	[2],[3]	2
Credit risk exposure default amount	[2]	$ 287
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors default [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		232
Non retail [member] | IRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	21
Credit risk exposure at default drawn	[2]	$ 1,482
Credit risk exposure at default undrawn commitments	[2]	12
Credit risk exposure at default other exposure	[2],[3]	100
Credit risk exposure default amount	[2]	$ 1,594
Non retail [member] | IRB portfolio [member] | Default [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[2]		$ 1,313
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	99
Top of range [member] | Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	99
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1]	98
Bottom of range [member] | Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[2]	98

[1]	Applies to non-retail portfolio.
[2]	After credit risk mitigation.
[3]	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantees, securitizations, derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements and securities lending and borrowing), net of related collateral.
[4]	These exposures are classified as sovereign exposures and are included in the non-retail category.